Property and Equipment, Net - Schedule of Property and Equipment (Details) - Grafiti Holding Inc [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property and Equipment [Line Items]
Computer and office equipment	$ 2,871	$ 3,873	$ 3,720
Less: accumulated depreciation	(479)	(3,657)	(2,273)
Total Property and Equipment, Net	$ 2,392	$ 216	$ 1,447